[CUNA Mutual Group/CUNA Mutual Insurance Society Letterhead]

February 23, 2011

VIA ELECTRONIC FILING
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:	CUNA Mutual Variable Life Insurance Account, File No. 811-03915
CUNA Mutual Variable Annuity Account, File No. 811-08260
Rule 30b2-1 Filing

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, each Registrant named above, each a unit investment trust registered as an investment company under the Act, mailed its contract owners the annual report for the management investment companies in which its subaccounts invest, which include the following:

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio
MFS Variable Insurance TrustSM
MFS Strategic Income SeriesSM
Oppenheimer Variable Accounts Funds
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Main Street Fund®/VA
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund®/VA
Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets Securities Fund
Mutual Global Discovery Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Ultra Series Fund
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Money Market Fund
Bond Fund
High Income Fund
Diversified Income Fund
Equity Income Fund

Large Cap Value Fund
Large Cap Growth Fund
Mid Cap Fund
Small Cap Fund
International Stock Fund
AIM Variable Insurance Funds(Invesco Variable Insurance Funds)
Invesco V.I. Global Real Estate Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Growth and Income Fund
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio
PIMCO Total Return Portfolio
PIMCO Global Bond Portfolio (Unhedged)
BlackRock Variable Series Fund, Inc.
BlackRock Global Allocation V.I. Fund

We understand these management investment companies have separately filed these annual reports with the Securities and Exchange Commission on Form N-CSR.

We have included with this filing the cover, inside pages and back pages that we include with our mailing.

Please contact me at (608) 231-7495 if you have any questions regarding this filing.

Regards,

/s/ Kerry A. Jung

Kerry A. Jung
Lead Attorney

Attachments

A N N U A L R E P O R T
For Period Ended December 31, 2010

This booklet contains the annual report for the Ultra Series Fund in which each of the CUNA Mutual Variable Annuity Account and CUNA Mutual Variable Life Insurance Account invests:

Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Equity Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, International Stock Funds, each a series of the Ultra Series Fund.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORT

To reduce service expenses, CUNA Mutual Insurance Society may send only one copy of this booklet per household, regardless of the number of policyowners at the household. However, any contract or policyowner may obtain additional copies of this booklet upon request to CUNA Mutual Insurance Society.

If you have questions, please call CUNA Mutual Insurance Society at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

CUNA Mutual Insurance Society
2000 Heritage Way Waverly, IA 50677

Form 1965-02/11

A N N U A L R E P O R T S
For Period Ended December 31, 2010

This booklet contains the annual reports for the following mutual funds in which each of the CUNA Mutual Variable Annuity Account and CUNA Mutual Variable Life Insurance Account invests:

MFS® Strategic Income Series, a series of the MFS® Variable Insurance TrustSM.

Oppenheimer High Income Fund/VA, a series of the Oppenheimer Variable Account Funds.

Templeton Developing Markets Securities Fund, a series of the Franklin Templeton Variable Insurance Products Trust.

T. Rowe Price International Stock Portfolio, a series of the T. Rowe Price International Series, Inc.

MEMBERS® Variable Annuity
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II
Ultra Vers-ALL LIFESM

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORTS

MEMBERS® Variable Universal Life II and MEMBERS® Variable Annuity no longer accept new payments and do not allow transfers of money from other subaccounts to the subaccounts that invest in the mutual funds described in this booklet.

MEMBERS® Variable Universal Life does accept new premium for the T. Rowe Price International Stock subaccount and also allows transfers of money to the subaccount that invests in that fund.

If you own a MEMBERS® Variable Annuity, MEMBERS® Variable Universal Life or MEMBERS® Variable Universal Life II, you will also receive an annual report for other mutual funds in which the CUNA Mutual Variable Annuity Account and CUNA Mutual Variable Life Insurance Account invest.

To reduce service expenses, CUNA Mutual Insurance Society may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CUNA Mutual Insurance Society.

If you have questions, please call CUNA Mutual Insurance Society at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

CUNA Mutual Insurance Society
2000 Heritage Way Waverly, IA 50677

Form 1940 02/11

A N N U A L R E P O R T S
For Period Ended December 31, 2010

This booklet contains the CUNA Mutual Variable Life Insurance Account’s unaudited financial statements and the annual reports for the following mutual funds in which the CUNA Mutual Variable Life Insurance Account invests:

CUNA Mutual Variable Life Insurance Account

T. Rowe Price International Stock Portfolio, a series of T. Rowe Price International Series, Inc.

Money Market Fund, Bond Fund, Diversified Income Fund, Large Cap Fund and Mid Cap Fund, each a series of the Ultra Series Fund.

Ultra Vers-ALL LIFESM

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORT

To reduce service expenses, CUNA Mutual Insurance Society may send only one copy of this booklet per household, regardless of the number of policyowners at the household. However, any policyowner may obtain additional copies of this booklet upon request to CUNA Mutual Insurance Society.

If you have questions, please call CUNA Mutual Insurance Society at 1.800.798.5500.

As with all variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

CUNA Mutual Insurance Society
2000 Heritage Way Waverly, IA 50677

Form 10000210 02/11